Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

13. Subsequent events

(a)  Dividends: On July 20, 2023, the Board of Directors of the Partnership declared a cash distribution of $0.15 per common unit for the second quarter of 2023 which was paid on August 8, 2023, to common unit holders of record on August 2, 2023.